Income Taxes (Details) - USD ($)	3 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 27, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Effective income tax rate	21.00%		21.00%		21.00%	0.00%		21.00%
Tax benefit (provision)	$ 0		$ 0		$ 0	$ 0		$ 0
Hman Group holdings Inc and subsidiaries
Effective income tax rate		42.60%		22.30%			27.80%		21.40%	13.20%
Tax benefit (provision)		$ (6,653,000)		$ (4,237,000)			$ (9,439,000)		$ (23,277,000)	$ (8,890,000)